Income tax (Tables)	12 Months Ended
Dec. 31, 2020
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Income Tax (Benefit)/Expense in Consolidated Income Statement
(a)	Income tax (benefit)/expense in the consolidated income statement

	2020	2019	2018
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	1,716	1,611	962
–Under/(over)-provision in prior year	48	10	(27)

	1,764	1,621	935

Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,132)	(650)	65

Income tax (benefit)/expenses	(3,368)	971	1,000

Reconciliation between actual income tax (benefit)/expenses and calculated tax based on accounting (loss)/profit at applicable income tax rates
(b)	Reconciliation between actual income tax (benefit)/expenses and calculated tax based on accounting (loss)/profit at applicable income tax rates

	2020	2019	2018
	RMB million	RMB million	RMB million
(Loss)/profit before income tax	(15,195)	4,055	4,364

Notional tax on (loss)/profit before taxation, calculated at the rates applicable to (loss)/profits i n the tax jurisdictions concerned (Note 16(a))	(3,667)	964	1,089
Adjustments for tax effect of:
Non-deductible expenses	102	18	23
Share of results of associates and joint ventures and other non-taxable income	111	(50)	(121)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	80	62	73
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(8)	(3)	(17)
Under/(over)-provision in prior year	48	10	(27)
Super deduction of research and development expenses	(34)	(30)	(20)

Income tax (benefit)/expenses	(3,368)	971	1,000